CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2024 CNY (¥) shares
Current assets:
Allowance for credit losses of financing receivables	¥ 174,478		¥ 147,330
Allowance for credit losses of accounts receivable and contract assets	1,612,202		1,636,163
Current liabilities
Accounts payable	6,052,129		9,492,629
Amounts due to related parties	348,467		391,446
Loan payable to related parties	497,939
Employee compensation and welfare payable	6,504,197		8,414,472
Customer deposits payable	4,157,248		6,078,623
Income taxes payable	702,607		1,028,735
Short-term borrowings	207,717		288,280
Lease liabilities current portion	10,658,576		13,729,701
Contract liabilities and deferred revenue	5,690,293		6,051,867
Accrued expenses and other current liabilities	7,588,077		7,268,505
Non-current liabilities
Deferred tax liabilities	317,209		317,697
Lease liabilities non-current portion	6,969,571		8,636,770
Long-term borrowings	182,917
Long-term loan payable	259,249
Other non-current liabilities	¥ 2,148		¥ 2,563
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	25,000,000,000		25,000,000,000
Class A ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	24,114,698,720		24,114,698,720
Ordinary shares, shares issued | shares	3,366,778,024	[1]	3,479,616,986	[1]
Ordinary shares, shares outstanding | shares	3,233,808,859	[1]	3,337,567,403	[1]
Class B ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	885,301,280		885,301,280
Ordinary shares, shares issued | shares	139,447,770		145,413,446
Ordinary shares, shares outstanding | shares	139,447,770		145,413,446
VIE
Current liabilities
Accounts payable	¥ 57,987		¥ 66,266
Employee compensation and welfare payable	411,090		374,213
Customer deposits payable	3,369,240		4,141,792
Income taxes payable	34,984		35,277
Short-term borrowings	0		0
Lease liabilities current portion	198		369
Contract liabilities and deferred revenue	2,990		2,785
Accrued expenses and other current liabilities	109,199		210,085
Non-current liabilities
Deferred tax liabilities	1,679		2,374
Lease liabilities non-current portion	146		452
Other non-current liabilities	0		0
VIE | Non-related Party
Non-current liabilities
Long-term borrowings	0		0
VIE | Related Party
Current liabilities
Amounts due to related parties	463		322
Loan payable to related parties	0		0
Non-current liabilities
Long-term loan payable	¥ 0		¥ 0

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.